Shareholder Report, Holdings (Details)	Aug. 31, 2026
Dana Unconstrained Equity ETF | ServiceNow, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.60%
Dana Unconstrained Equity ETF | Snowflake, Inc. - Class A. [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.30%
Dana Unconstrained Equity ETF | Microsoft Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
Dana Unconstrained Equity ETF | Shopify, Inc. - Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%
Dana Unconstrained Equity ETF | DoorDash, Inc. - Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
Dana Unconstrained Equity ETF | NVIDIA Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
Dana Unconstrained Equity ETF | Visa, Inc. - Class A. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Dana Unconstrained Equity ETF | Johnson & Johnson [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Dana Unconstrained Equity ETF | Datadog, Inc. - Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Dana Unconstrained Equity ETF | Mastercard, Inc. - Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Dana Unconstrained Equity ETF | Software & Tech Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	42.30%
Dana Unconstrained Equity ETF | Media Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.30%
Dana Unconstrained Equity ETF | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.40%
Dana Unconstrained Equity ETF | Tech Hardware & Semiconductors Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.80%
Dana Unconstrained Equity ETF | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.70%
Dana Unconstrained Equity ETF | Retail & Wholesale - Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Dana Unconstrained Equity ETF | Oil & Gas Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Dana Unconstrained Equity ETF | Industrial Products Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
Dana Unconstrained Equity ETF | Cash & Other Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Dana Concentrated Dividend ETF | Philip Morris International, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
Dana Concentrated Dividend ETF | IQVIA Holdings, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
Dana Concentrated Dividend ETF | Amazon.com, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Dana Concentrated Dividend ETF | Keurig Dr Pepper, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Dana Concentrated Dividend ETF | Restaurant Brands International, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Dana Concentrated Dividend ETF | Capital One Financial Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Dana Concentrated Dividend ETF | Elevance Health, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Dana Concentrated Dividend ETF | Salesforce, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Dana Concentrated Dividend ETF | Genuine Parts Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Dana Concentrated Dividend ETF | Meta Platforms, Inc. - Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Dana Concentrated Dividend ETF | Software & Tech Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.60%
Dana Concentrated Dividend ETF | Media Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Dana Concentrated Dividend ETF | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.50%
Dana Concentrated Dividend ETF | Tech Hardware & Semiconductors Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Dana Concentrated Dividend ETF | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%
Dana Concentrated Dividend ETF | Retail & Wholesale - Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.90%
Dana Concentrated Dividend ETF | Oil & Gas Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
Dana Concentrated Dividend ETF | Industrial Products Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Dana Concentrated Dividend ETF | Cash & Other Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Dana Concentrated Dividend ETF | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.70%
Dana Concentrated Dividend ETF | Banking Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.70%
Dana Concentrated Dividend ETF | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
Dana Concentrated Dividend ETF | Consumer Discretionary Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Dana Concentrated Dividend ETF | Retail & Wholesale - Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Dana Concentrated Dividend ETF | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Dana Concentrated Dividend ETF | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Dana Concentrated Dividend ETF | Industrial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Dana Limited Volatility ETF | Fannie Mae Pool, 3.07%, 07/01/2053 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Dana Limited Volatility ETF | Fannie Mae Pool, 3.18%, 01/01/2054 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Dana Limited Volatility ETF | Fannie Mae Pool, 2.09%, 06/01/2052 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Dana Limited Volatility ETF | Small Business Administration Pools, 5.50% (Prime Rate + (1.25%)), 01/25/2041 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Dana Limited Volatility ETF | Fannie Mae Pool, 6.26%, 09/01/2040 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Dana Limited Volatility ETF | Federal National Mortgage Association, 4.63%, 08/24/2029 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Dana Limited Volatility ETF | Fannie Mae Pool, 2.69%, 07/01/2053 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Dana Limited Volatility ETF | Fannie Mae Pool, 6.15%, 07/01/2039 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Dana Limited Volatility ETF | Fannie Mae Pool, 2.09%, 02/01/2053 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Dana Limited Volatility ETF | Fannie Mae Pool, 3.15%, 01/01/2054 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Dana Limited Volatility ETF | Cash & Other Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Dana Limited Volatility ETF | Collateralized Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	67.80%
Dana Limited Volatility ETF | U.S. Government Agency Debt [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.70%
Dana Limited Volatility ETF | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.40%
Dana Limited Volatility ETF | U.S. Treasury Bills [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Dana Limited Volatility ETF | US Treasury Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Dana Limited Volatility ETF | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%

[1]	Does not round to 0.1% or (0.1)%